TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Operating losses carry forwards	$ 4,730	$ 3,313
Reserves, tax allowances, capital losses carry forwards, operating lease and others	6,128	7,207
Total deferred taxes before valuation allowance	10,858	10,520
Valuation allowance	(4,460)	(5,207)
Deferred tax assets, net:	6,398	5,313
Deferred tax liabilities:
Property and equipment, intangible assets, operating lease and others	(2,361)	(2,036)
Deferred tax liabilities	(2,361)	(2,036)
Net deferred tax assets	4,037	3,277
Domestic Tax Authority [Member]
Deferred tax liabilities:
Net deferred tax assets	886
Foreign Tax Authority [Member]
Deferred tax liabilities:
Net deferred tax assets	$ 3,151	$ 3,277